Fair Value of Profits Interests Computed Using Binomial Model Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	50.00%	50.00%	50.00%
Risk-free interest rate	1.36%	1.41%	1.41%
Expected unit life	3 years	3 years	3 years